SHORTTERM BANK LOAN (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Total Unsecured short Term Bank Loan [Member]
Unsecured short-term bank loan	$ 31,519	$ 20,784
China Construction Bank [Member]
Unsecured short-term bank loan	$ 31,519	$ 20,784
Loan commencement date	Apr. 07, 2023	Apr. 27, 2022
Loan maturity date	Apr. 07, 2024	Apr. 27, 2023
Interest rate	3.80%	4.70%